DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2017	Apr. 24, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Amendment Flag	true
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		2,500,000
Entity Public Float			$ 0
Amendment Description	This Amendment No.1 to Form S-1 is being filed to register an additional dollar amount of interests in the MLOA MSO and to carry forward the total dollar amount of unsold interests under the MSO previously registered